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                            AETNA VARIABLE FUND D/B/A
                           AETNA GROWTH AND INCOME VP

                        AETNA VARIABLE ENCORE FUND D/B/A
                              AETNA MONEY MARKET VP

                            AETNA INCOME SHARES D/B/A
                                  AETNA BOND VP

                             AETNA BALANCED VP, INC.

                        AETNA GENERATION PORTFOLIOS, INC.

                         AETNA VARIABLE PORTFOLIOS, INC.


                        Supplement dated January 31, 2001

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("STATEMENT") DATED MAY 1, 2000. THIS SUPPLEMENT SHOULD BE READ WITH THE STATEMENT AND THE SUPPLEMENT DATED DECEMBER 14, 2000.



Mr. John Y. Kim resigned from his position as Trustee/Director of the Funds, as well as from his positions with Aeltus Investment Management, Inc., the investment adviser to each Fund, or Portfolio thereof, effective January 31, 2001. Accordingly, Mr. Kim is no longer associated with the Funds or any affiliate thereof. The reference to Mr. Kim in the first chart of the section entitled "Trustees and Officers" on pages 24 through 26 of the Statement is hereby deleted.





















                                                                January 31, 2001